UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2024 CNY (¥) ¥ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 CNY (¥) ¥ / shares shares
Net revenues
Hosting and related services	¥ 6,012,680	$ 856,800	¥ 5,514,450
Hosting and related services	(4,685,381)	(667,661)	(4,512,843)
Gross profit	1,327,299	189,139	1,001,607
Operating income (expenses)
Operating income	15,716	2,240	73,980
Sales and marketing expenses	(190,668)	(27,170)	(192,921)
Research and development expenses	(190,514)	(27,148)	(241,549)
General and administrative expenses	(466,076)	(66,415)	(393,395)
Allowance for doubtful debt	(63,309)	(9,021)	(7,034)
Total operating expenses	(894,851)	(127,514)	(760,919)
Operating profit	432,448	61,625	240,688
Interest income	21,796	3,106	28,606
Interest expense	(323,850)	(46,148)	(233,295)
Other income	50,873	7,249	22,892
Other expenses	(17,105)	(2,437)	(14,887)
Changes in the fair value of financial liabilities	(2,537)	(362)	21,718
Impairment of long-term investments | ¥			(11,115)
Gain on debt extinguishment	246,175	35,080
Foreign exchange loss, net	(17,915)	(2,553)	(168,391)
(Loss) income before income taxes and gain from equity method investments	389,885	55,560	(113,784)
Income tax expenses	(151,682)	(21,615)	(63,748)
Gain from equity method investments	6,770	965	3,651
Net (loss) income	244,973	34,910	(173,881)
Net income attributable to noncontrolling interest	(50,677)	(7,221)	(27,167)
Net (loss) income attributable to VNET Group, Inc.	¥ 194,296	$ 27,689	¥ (201,048)
(Loss) earning per share:
Basic | (per share)	¥ 0.11	$ 0.02	¥ (0.23)
Diluted | (per share)	¥ (0.02)	$ 0	¥ (0.24)
Shares used in (loss) earning per share computation:
Basic	1,588,659,647	1,588,659,647	888,724,901
Diluted	1,730,216,309	1,730,216,309	899,884,241